Net Income per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ 111,512	$ 92,537	$ 131,777	$ (51,622)	$ (4,216)
Less: noncumulative dividends to preferred stockholders	(2,526)	(3,983)	(5,326)	0	0
Less: undistributed earnings to participating securities	(50,316)	(68,736)	(98,103)	0	0
Net income (loss) attributable to common stockholders-basic	58,670	19,818	28,348	(51,622)	(4,216)
Add: adjustments to undistributed earnings to participating securities	7,655	6,905	10,175	0	0
Net income (loss) attributable to common stockholders-diluted	$ 66,325	$ 26,723	$ 38,523	$ (51,622)	$ (4,216)
Denominator:
Weighted-average shares of common stock-basic (in shares)	102,741	40,242	40,351	39,179	36,759
Effect of potentially dilutive stock options, RSUs, common stock warrants, and ESPP (in shares)			20,828
Weighted-average shares of common stock-diluted (in shares)	136,986	60,323	61,179	39,179	36,759
Net income (loss) per share attributable to common stockholders, basic (in dollars per share)	$ 0.57	$ 0.49	$ 0.70	$ (1.32)	$ (0.11)
Net income (loss) per share attributable to common stockholders, diluted (in dollars per share)	$ 0.48	$ 0.44	$ 0.63	$ (1.32)	$ (0.11)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ 16,890
Less: noncumulative dividends to preferred stockholders	(383)
Less: undistributed earnings to participating securities	(7,621)
Net income (loss) attributable to common stockholders-basic	8,886
Add: adjustments to undistributed earnings to participating securities	7,655
Reallocation of net income as a result of conversion of Class B to Class A common stock	49,784
Net income (loss) attributable to common stockholders-diluted	$ 66,325
Denominator:
Weighted-average shares of common stock-basic (in shares)	15,561
Conversion of Class B to Class A common stock (in shares)	87,180
Effect of potentially dilutive stock options, RSUs, common stock warrants, and ESPP (in shares)	34,244
Weighted-average shares of common stock-diluted (in shares)	136,985
Net income (loss) per share attributable to common stockholders, basic (in dollars per share)	$ 0.57
Net income (loss) per share attributable to common stockholders, diluted (in dollars per share)	$ 0.48
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ 94,622	$ 92,537
Less: noncumulative dividends to preferred stockholders	(2,143)	(3,983)
Less: undistributed earnings to participating securities	(42,695)	(68,736)
Net income (loss) attributable to common stockholders-basic	49,784	19,818
Add: adjustments to undistributed earnings to participating securities	6,495	6,905
Reallocation of net income to Class B common stock	2,472
Net income (loss) attributable to common stockholders-diluted	$ 58,751	$ 26,723
Denominator:
Weighted-average shares of common stock-basic (in shares)	87,180	40,242
Effect of potentially dilutive stock options, RSUs, common stock warrants, and ESPP (in shares)	34,163	20,081
Weighted-average shares of common stock-diluted (in shares)	121,343	60,323
Net income (loss) per share attributable to common stockholders, basic (in dollars per share)	$ 0.57	$ 0.49
Net income (loss) per share attributable to common stockholders, diluted (in dollars per share)	$ 0.48	$ 0.44